Shareholders' Equity - Stock Options Valuation Assumptions (Details) - Stock Options - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assumptions used to value the option grants
Expected term (in years)			4 years 1 month 6 days
Expected volatility (as a percent)			54.00%
Risk-free interest rate (as a percent)			1.10%
Granted (in shares)			147,000
Contractual life of the options granted	10 years
2015 Share Incentive Plan
Assumptions used to value the option grants
Granted (in shares)	0	0
Minimum
Assumptions used to value the option grants
Contractual life of the options granted	6 years
Maximum
Assumptions used to value the option grants
Contractual life of the options granted	7 years